CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (22,659,480)	$ (8,088,980)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	652,732	716,568
Amortization of loan discount and fees	682,956	144,974
Stock-based compensation	4,155,641	105,643
Fees incurred in connection with debt financings	132,609
Change in fair value of warrant liability	21,930	(1,792)
Change in fair value of contingent consideration	7,039,394
Change in fair value of derivative liability	627,956
Deferred income tax benefit	(1,100,120)
Impairment of intangible assets		784,500
Loss on disposal of property and equipment		593,449
Change in credit reserve	66,748	(182,758)
Changes in operating assets and liabilities:
Accounts receivable, net	(32,582)	(74,256)
Due from factor, net	(540,257)	1,334,263
Inventory	(483,477)	2,578,261
Prepaid expenses	(1,259,835)	(113,566)
Accounts payable	749,352	1,161,279
Accrued expenses and other liabilities	451,298	(721,062)
Deferred revenue	(78,492)	(13,564)
Accrued compensation - related party	(108,550)	(29,302)
Accrued interest	206,163	656,734
Net cash used in operating activities	(11,476,014)	(1,149,609)
Cash flows from investing activities:
Cash acquired (consideration) pursuant to business combination	(5,442,966)	106,913
Issuance of related party receivable		(10,000)
Purchase of property, equipment and software	(13,585)	(266,390)
Deposits	(67,431)	98,835
Net cash provided by (used in) investing activities	(5,523,982)	(70,642)
Cash flows from financing activities:
Proceeds from related party advances		22,856
Repayments to factor	(39,520)	(1,684,703)
Proceeds from venture debt		862,500
Issuance of loans payable	2,626,050	1,701,044
Repayments of promissory notes and loans payable	(2,002,731)
Issuance of convertible notes payable	5,078,650
Proceeds from initial public offering	10,000,002
Exercise of warrants	1,768,046
Proceeds from sale of Series A-3 preferred stock		355,945
Exercise of over-allotment option with public offering, net	1,364,997	22,677
Proceeds from sale of Series CF preferred stock		286,518
Offering costs	(2,116,957)	(104,996)
Net cash provided by financing activities	16,678,537	1,461,841
Net increase in cash and cash equivalents	(321,459)	241,590
Cash and cash equivalents at beginning of period	575,986	40,469
Cash and cash equivalents at end of period	254,527	282,059
Supplemental disclosure of cash flow information:
Cash paid for interest	460,179
Supplemental disclosure of non-cash investing and financing activities:
Conversion of preferred stock into common stock	6,291
Conversion of related party notes and payables into common stock	257,515
Conversion of debt into common stock	2,680,289
Derivative liability in connection with convertible note	1,858,887
Common shares issued pursuant to equity line of credit	$ 367,696
Venture debt issued in exchange of forgiveness of accrued interest		209,211
Warrants issued for offering costs		918
Warrants issued with venture debt		139,572
Issuance of promissory note payable in acquisition		4,500,000
Issuance of Series B preferred stock in acquisition		11,000,000
Subscription receivable for Series A preferred stock		$ 13,454